Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

Jonathan M. Kopcsik
jkopcsik@stradley.com
215.564.8099

1933 Act Rule 497(e)
1933 Act File No. 033-14363
1940 Act File No. 811-05162

September 13, 2019

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	XBRL Exhibits
Delaware VIP® Trust (the "Registrant")
File Nos. 033-14363 and 811-05162

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect Item 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the supplement to the Standard Class and Service Class Prospectuses dated April 30, 2019 for the Delaware VIP High Yield Series, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on August 29, 2019 (Accession No. 0001680359-19-000451) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik